Acquisition of subsidiary (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about business combination [abstract]
Summary of net assets acquired
The final acquisition accounting is set out below:

OncoMed
Cash and short-term deposits	10,074
Short-term investments	29,019
Other receivables	155
Prepayments	1,699
Property, plant and equipment	82
Right-of-use assets	10,755
Identifiable intangible assets	12,693
Other liabilities	(9,215)
Lease liabilities	(10,689)

Net identifiable assets	44,573

Bargain purchase	(3,681)

Total consideration	40,892

Equity instruments (24.8 million ordinary shares)	40,892

Contingent consideration arrangement	—

Total consideration	40,892